Payables and accrued liabilities (Tables)	12 Months Ended
Dec. 31, 2022
Subclassifications of assets, liabilities and equities [abstract]
Distribution of Assets, Liabilities and Stockholders' Equity

As at	Note	December 31, 2022	December 31, 2021
Trade accounts		$359	$411
Accruals on capital spending		45	52
Customer rebates accruals		27	51
Equity-based compensation	15	45	69
Compensation		152	172
Export duties	26	4	11
Dividends		25	21
Interest		5	4
Current portion of lease obligations		11	11
Accrued sales and city taxes		19	26
Other		30	20
		$722	$848